SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Restricted cash	$ 337,426		$ 251,932
Residual value	5.00%
VAT, description	The Company is subject to a VAT rate of 17% before May 1, 2018, 16% on and after May 1, 2018, and a new VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.
Grants received	$ 49,468	$ 87,823
Shipping and handling costs	10,267,645	7,007,751
Advertising costs	$ 83,605	28,714
Percentage of tax benefit	50.00%
PRC tax authorities term	5 years
Cash and cash equivalents	$ 2,830,218		$ 436,788
Shipping and Handling [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Shipping and handling costs	$ 123,272	$ 70,765